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[AIM LOGO APPEARS HERE]


A I M Advisors, Inc.
A subsidiary of A I M Management Group Inc.


     March 1, 1996


     VIA EDGAR


     Securities and Exchange Commission
     Judiciary Plaza
     450 Fifth Street, N.W.
     Washington, DC 20549

     Re:  AIM Summit Fund, Inc.
          CIK No. 0000701748

     Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Summit Fund, Inc. (the "Fund") that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act does not differ from that contained in Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 19 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on February 27, 1996.

     Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713) 214-1414.

     Very truly yours,


     /s/  STEPHEN I. WINER

     Stephen I. Winer
     Counsel



P.O. Box 4333
Houston, TX 77210-4333
11 Greenway Plaza
Suite 1919
Houston, TX 77046-1173
713-626-1919